INCOME TAXES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Current portion:
Federal
State	1,600	1,600
Current	1,600	1,600
Deferred portion:
Federal	(1,931,390)	(1,180,434)
State	(576,868)	(391,865)
Deferred	(2,508,258)	(1,572,299)
Change in valuation allowance	2,508,258	1,572,299
Provision for income taxes	$ 1,600	$ 1,600